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[LOGO]                                           COLTEC INDUSTRIES INC
                                                        430 PARK AVENUE
                                                        NEW YORK, NEW YORK 10022
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                                   SUPPLEMENT
                                       TO
                       PROXY STATEMENT DATED MAY 25, 1994

    This constitutes a Supplement (the "Supplement") to the Proxy Statement dated May 25, 1994 (the "Proxy Statement"), furnished in connection with the solicitation on behalf of the Board of Directors of Coltec Industries Inc ("Coltec") of proxies for use at the Annual Meeting of Shareholders of Coltec to be held on June 21, 1994, and at any adjournments thereof. The approximate date on which this Supplement and the accompanying form of proxy will first be sent to Coltec's shareholders is June 8, 1994.

    On June 6, 1994, representatives of The Morgan Stanley Leveraged Equity Fund II, L.P. ("MSLEF II") informed Coltec that MSLEF II and Colt Equity Investors, L.P. ("Colt L.P.") had distributed in kind 16,539,263 shares of Common Stock, par value $.01 per share (the "Common Stock"), of Coltec to their respective partners. Such shares constitute all the shares of Common Stock held by MSLEF II and Colt L.P. The sole general partners of each of MSLEF II and Colt L.P. are wholly owned subsidiaries of Morgan Stanley Group Inc. ("Morgan Stanley Group"). Following such distribution, Morgan Stanley Group, First Plaza Group Trust and Leeway & Co. beneficially owned 6.1 million, 5.8 million, and 3.8 million shares of Common Stock, respectively, constituting 8.8%, 8.3% and 5.5%, respectively, of the outstanding Common Stock. Morgan Stanley Group, First Plaza Group Trust and Leeway & Co. are partners of each of MSLEF II and Colt L.P.

    In connection with such distribution, Donald P. Brennan, Frank V. Sica and Howard I. Hoffen resigned from the Board of Directors of Coltec, and Messrs. Brennan and Hoffen resigned from the Stock Option and Compensation Committee. Messrs. Brennan, Sica and Hoffen are employees of Morgan Stanley & Co. Incorporated. As a result of such resignations, the Board of Directors currently consists of David I. Margolis, John W. Guffey, Jr., Paul G. Schoen, Joel Moses,
J. Bradford Mooney, Jr., Salvatore J. Cozzolino and Andrew C. Hilton.

    The Board of Directors has reduced the number of Directors to be elected at the Annual Meeting, and the number of the Board's nominees for election as such Directors, to six. The names of Messrs. Brennan, Sica and Hoffen have been withdrawn from nomination for election as Directors at the Annual Meeting. No substitute nominees will be proposed by the Board in lieu of any of such three resigning Directors. Mr. Cozzolino and Dr. Hilton, each of whom retired from Coltec in January 1994, have not been nominated for reelection as Directors by the Board of Directors.

    In  connection with the foregoing, the first three paragraphs of "PROPOSAL 1
- - - -- Election of Directors" of the Proxy Statement are amended to read as follows:

"PROPOSAL 1 -- ELECTION OF DIRECTORS

    One purpose of the meeting is to elect six directors to serve until the next Annual Meeting or until their successors are elected and qualified. The six nominees receiving the greatest number of votes cast by the holders of the Common Stock entitled to vote at the meeting will be elected directors of Coltec (assuming a quorum is present). All proxies will be voted in accordance with instructions contained thereon. ALL PROXIES ON PROXY CARDS WITH RED LETTERING ON THE SIGNATURE SIDE AND ALL PROXIES ON PROXY CARDS WITH BLACK LETTERING ON THE SIGNATURE SIDE ON WHICH THE BOX "FOR ALL NOMINEES STANDING FOR ELECTION" HAS BEEN MARKED (OR ON WHICH NEITHER SUCH BOX NOR THE BOX "WITHHOLD FOR ALL" HAS BEEN MARKED) WILL BE VOTED FOR THE SIX NOMINEES NAMED BY THE BOARD OF DIRECTORS AND LISTED BELOW (OTHER THAN ANY THEREOF WITH RESPECT TO WHICH AUTHORITY TO VOTE FOR SUCH NOMINEE SHALL HAVE BEEN WITHHELD). If no specific instructions are given, the persons named as proxies in the accompanying form of proxy will vote for the six nominees named by the Board of Directors of Coltec and listed below. In the event that, by reason of death or other unexpected occurrence, any one or more of such nominees shall not be available for election, the persons named as
proxies   in   the    form   of    proxy   have   advised    that   they    will
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vote  for  such substitute  nominees as  the  Board of  Directors of  Coltec may propose. A vote FOR the nominees includes discretionary authority to vote for a substitute nominee if any of the nominees listed becomes unable or unwilling to serve.

    The persons named below have been so nominated by the Board of Directors  of
Coltec:

                                                                                                      DIRECTOR OF
                                                                                                      COLTEC (OR
                                                                                                     PREDECESSOR)
                    NAME, AGE AND BUSINESS EXPERIENCE DURING PAST FIVE YEARS                             SINCE
- - - -------------------------------------------------------------------------------------------------  -----------------
John W. Guffey, Jr., 56..........................................................................           1991
  President  and Chief Operating Officer of Coltec since May 1991. From prior to 1989 to May 1991 he was  the President  of the  Mechanical  Packing Division  of Garlock  Inc, a  wholly  owned subsidiary of Coltec, and served as a Group President.
David I. Margolis, 64............................................................................           1963
  Chairman  of the Board and Chief Executive Officer  of Coltec since prior to 1989. President of
   Coltec from prior to 1989 to May 1991. Director of Burlington Industries, Inc.
J. Bradford Mooney, Jr., 63......................................................................           1992
  Chairman of the Audit Committee  and member of the Stock  Option and Compensation Committee  of
   Coltec.  Rear Admiral, United States Navy (retired). President and Managing Director of Harbor
   Branch Oceanographic Institution, Inc.  from January 1989 to  March 1992. Consultant in  ocean engineering and research management following retirement from the U.S. Navy in September 1987.
Joel Moses, 52...................................................................................           1992
  Chairman  of the Stock Option  and Compensation Committee and member  of the Audit Committee of
   Coltec. Dean,  School  of Engineering  and  D.C. Jackson  Professor  of Computer  Science  and
   Engineering,  Massachusetts Institute of  Technology ("MIT"), since January  1991. Head of the
   Department of Electrical Engineering and Computer Science of MIT from prior to 1989 to  August
   1989.  Visiting Professor, Harvard  Graduate School of  Business Administration from September
   1989 to June 1990. Director of Analog Devices, Inc.
Paul G. Schoen, 50...............................................................................           1994
  Executive Vice  President, Finance,  Treasurer, and  Chief Financial  Officer of  Coltec  since
   January  1994. Senior Vice President, Finance, Treasurer and Chief Financial Officer of Coltec
   from May 1991 to December  1993. Senior Vice President and  Controller of Coltec from  January
   1991 to May 1991. Vice President-Accounting of Coltec from prior to 1989 to December 1990.
Richard A. Stuckey, 62...........................................................................         --
  Chief Economist, E.I. du Pont de Nemours and Company, since prior to 1989.

    Coltec anticipates that as soon as practicable after the Annual Meeting, an additional Director having no other affiliation with Coltec will be appointed to the Board with the result that the Board would then be comprised of a majority of members having no other affiliation with Coltec.

    Coltec anticipates that following the Annual Meeting, the Stock Option and Compensation Committee will be comprised of Mr. Mooney and Professor Moses."

    Proposals 2, 3, 4, 5 and 6 as set forth in the Proxy Statement are unchanged.

    GENERAL

    Any proxy being solicited herewith may be revoked at any time prior to its exercise, but the revocation of the proxy shall not be effective until notice thereof has been given to the Secretary. Appearance in person at the Annual Meeting will not constitute a revocation of an otherwise valid

                                       2
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proxy.  In  the event  that shares  are  represented by  more than  one properly executed proxy, the proxy bearing the most recent date will be voted at the Annual Meeting. IF A PROXY HAS BEEN OR SHALL BE VALIDLY GIVEN ON A PROXY CARD WITH RED LETTERING ON THE SIGNATURE SIDE, SUCH PROXY WILL REMAIN IN EFFECT UNLESS OTHERWISE REVOKED.

    Each shareholder of record on May 3, 1994, is entitled to vote every share held in his or her name on the books of Coltec. On May 3, 1994, there were outstanding 69,802,681 shares of Common Stock (not including 140,660 shares held in treasury and 25,000,000 shares held by a wholly owned subsidiary). Coltec's transfer books will not be closed. Each share that may be voted at the Annual Meeting is entitled to one vote on all matters to be considered. Votes will be counted and certified by the Inspector of Election, who is an employee of Chemical Bank, Coltec's independent Transfer Agent and Registrar. Under Securities and Exchange Commission rules, boxes and designated blank spaces are provided on the accompanying form of proxy for shareholders to mark if they wish either to abstain on one or more of the proposals or to withhold authority to vote for one or more nominees for Director. Votes withheld in connection with the election of one or more of the nominees for Director will not be counted as votes cast for such individual. In accordance with Pennsylvania law, abstentions are not counted in determining the votes cast in connection with Proposals 2, 3, 4, 5 and 6. Under New York Stock Exchange rules, the election of directors and appointment of independent auditors are considered "discretionary" items upon which brokerage firms may vote in their discretion on behalf of their clients if such clients have not furnished voting instructions within ten days of the shareholders' meeting.

    The presence at the meeting, in person or by proxy, of the holders of a majority of the outstanding shares of stock entitled to vote is the required quorum for the transaction of business at the meeting.

                                            By order of the Board of Directors
                                                    David I. Margolis
                                                  CHAIRMAN OF THE BOARD
                                               AND CHIEF EXECUTIVE OFFICER

New York, New York
June 8, 1994

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                            CONFIDENTIAL VOTING INSTRUCTIONS


                                                                   ------------
                                                                   Common Stock

The shares to which these instructions relate will be voted as directed. If no direction is given when the duly executed instructions are returned, the shares will be voted in the same proportion as instructions are received for shares credited to the accounts of participants in the Walbar Canada Inc. Employee Savings and Profit Sharing Plan.

PLEASE MARK YOUR CHOICE LIKE THIS:  / / IN BLUE OR BLACK INK

The undersigned hereby instructs the Trustees of the Walbar Canada Inc. Employee Savings and Profit Sharing Plan, to vote all stock of Coltec Industries Inc credited to my account in the Walbar Canada Inc. Employee Savings and Profit Sharing Plan at the annual meeting of shareholders of Coltec Industries Inc to be held at 9:00 am, local time, on Tuesday, June 21, 1994, at the Peabody, 149 Union Avenue, Memphis, Tennessee, and at any adjournment or adjournments thereof, on the items of business set forth below and on such other business as may properly come before the meeting.

PROPOSAL 1 - Election of the following nominees as Directors:
             John W. Guffey, Jr., David I. Margolis,
             J. Bradford Mooney, Jr., Joel Moses, Paul G. Schoen and Richard A. Stuckey.

Instructions to vote for the nominees includes discretionary authority to vote for a substitute nominee if any of the nominees listed becomes unable or unwilling to serve.

FOR ALL NOMINEES / /

WITHHELD FOR ALL NOMINEES / /

Withheld for the following only (write the name of the nominee(s) in the space below)

- - - ------------------------------------------

PROPOSAL 2 - 1994 Long-Term Incentive Plan

   For      Against       Abstain
   / /        / /           / /

PROPOSAL 3 - Amendment to 1992 Stock Option and Incentive Plan

   For      Against       Abstain
   / /        / /           / /

PROPOSAL 4 - Annual Incentive Plan

   For      Against       Abstain
   / /        / /           / /

PROPOSAL 5 - 1994 Stock Option Plan for Outside Directors

   For      Against       Abstain
   / /        / /           / /

PROPOSAL 6 - Appointment of Independent Auditors

   For      Against       Abstain
   / /        / /           / /

DATE:
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SIGNATURE:
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                            CONFIDENTIAL VOTING INSTRUCTIONS


                                                                   ------------
                                                                   Common Stock

The shares to which these instructions relate will be voted as directed. If no direction is given when the duly executed instructions are returned, the shares will be voted in the same proportion as instructions are received for shares credited to the accounts of participants in the Walbar Savings Plan.

PLEASE MARK YOUR CHOICE LIKE THIS:  / / IN BLUE OR BLACK INK

The undersigned hereby instructs the Trustees of the Walbar Stock Fund of the Walbar Savings Plan, to vote all stock of Coltec Industries Inc credited to my account in the Walbar Stock Fund of the Walbar Savings Plan at the annual meeting of shareholders of Coltec Industries Inc to be held at 9:00 am, local time, on Tuesday, June 21, 1994, at the Peabody, 149 Union Avenue, Memphis, Tennessee, and at any adjournment or adjournments thereof, on the items of business set forth below and on such other business as may properly come before the meeting.

PROPOSAL 1 - Election of the following nominees as Directors:
             John W. Guffey, Jr., David I. Margolis,
             J. Bradford Mooney, Jr., Joel Moses, Paul G. Schoen and Richard A. Stuckey.

Instructions to vote for the nominees includes discretionary authority to vote for a substitute nominee if any of the nominees listed becomes unable or unwilling to serve.

FOR ALL NOMINEES / /

WITHHELD FOR ALL NOMINEES / /

Withheld for the following only (write the name of the nominee(s) in the space below)

- - - ------------------------------------------

PROPOSAL 2 - 1994 Long-Term Incentive Plan

   For      Against       Abstain
   / /        / /           / /

PROPOSAL 3 - Amendment to 1992 Stock Option and Incentive Plan

   For      Against       Abstain
   / /        / /           / /

PROPOSAL 4 - Annual Incentive Plan

   For      Against       Abstain
   / /        / /           / /

PROPOSAL 5 - 1994 Stock Option Plan for Outside Directors

   For      Against       Abstain
   / /        / /           / /

PROPOSAL 6 - Appointment of Independent Auditors

   For      Against       Abstain
   / /        / /           / /

DATE:
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SIGNATURE:
          ------------------------------------------------

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COLTEC INDUSTRIES                                          COLTEC INDUSTRIES INC
                                                           430 PARK AVENUE
                                                           NEW YORK, NEW YORK

                           THIS PROXY IS SOLICITED
                     ON BEHALF OF THE BOARD OF DIRECTORS

The undersigned hereby appoints DAVID I. MARGOLIS and JOHN W. GUFFEY, JR., and each of them, with full power of substitution, as proxy or proxies to vote all stock of Coltec Industries Inc owned by the undersigned, with like effect as if the undersigned were personally present and voting at the annual meeting of shareholders of Coltec Industries Inc to be held at 9:00 a.m., local time, on Tuesday, June 21, 1994 at the Peabody, 149 Union Avenue, Memphis, Tennessee, and at any adjournment or adjournments thereof, on the items of business set forth on the reverse side hereof and on such other business as may properly come before the meeting and hereby revokes any proxy or proxies heretofore given.

THIS PROXY IS CONTINUED ON THE REVERSE SIDE. PLEASE SIGN ON THE REVERSE SIDE AND RETURN PROMPTLY.

                                                                See Reverse Side
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X PLEASE MARK YOUR CHOICES LIKE THIS

THE SHARES REPRESENTED BY THIS PROXY WILL BE VOTED AS DIRECTED BY THE SHAREHOLDER. IF NO DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, SUCH SHARES WILL BE VOTED "FOR" THE NOMINEES IN PROPOSAL 1 AND "FOR" PROPOSALS 2, 3, 4, 5 AND 6.

- - - ------------------------
        COMMON

The Board of Directors recommends a vote "FOR" the nominees in Proposal 1 and "FOR" Proposals 2, 3, 4, 5 and 6.

FOR ALL NOMINEES STANDING FOR ELECTION / /          WITHHELD FOR ALL / /

Proposal 1 - Election of the following nominees as Directors:

David I. Margolis       J. Bradford Mooney, Jr.
Joel Moses              Paul G. Schoen
John W. Guffey, Jr.     Richard A. Stuckey

Withhold for the following only
(Write the name of the nominee(s) in the space below)

- - - -----------------------------------------------------

A vote FOR the nominees includes discretionary authority to vote for a substitute nominee if any of the nominees listed becomes unable or unwilling to serve.

              FOR / /          AGAINST / /          ABSTAIN / /

Proposal 2 - 1994 Long-Term Incentive Plan

Proposal 3 - Amendment to 1992 Stock Option and Incentive Plan

Proposal 4 - Annual Incentive Plan

Proposal 5 - 1994 Stock Option Plan for Outside Directors

Proposal 6 - Appointment of Independent Auditors


Date:                                                                     , 1994
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                                    Signature


- - - --------------------------------------------------------------------------------
                                    Signature

Note: Please sign as name appears above. Joint owners should each sign. When signing as attorney, executor, administrator, trustee or guardian, please give full title.